Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party [Abstract]
Salaries and benefits	$ 1,335	$ 701	$ 2,281	$ 1,508
Share-based compensation	1,031	1,013	2,137	1,681
Compensation expense	$ 2,366	$ 1,714	$ 4,418	$ 3,189